Business Combinations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business Combinations
32.  Business Combinations

The acquisitions completed during the year ended 31 December 2020 by reportable segment, together with the completion dates, are detailed below; these transactions entailed the acquisition of an effective 100% stake except where indicated to the contrary:

Americas Materials:

Canada:
increased stake in Barrie Asphalt Plant to 100% (19 October);
Georgia:
Chester White Construction, Inc. (12 June) and American Industries South, LLC
.
(11 September);
Louisiana:
Barriere Construction (31 December);
Mississippi:
WG Construction (19 February);
Nebraska:
Flinn Paving (6 July); and
Oklahoma:
certain assets of GCC (6 November).

Europe Materials:

France:
Calexy (21 January) and Bras-Panon (31 March);
Spain:
Formigons Palafolls S.L. (10 January); and
Ukraine:
Odessa Plant (19 October).

Building Products:

Americas

Colorado:
US Mix Co. (21 February);
Iowa:
B&B Bedding, Inc. (1 July);
Minnesota:
acquired assets of Suttle, Inc. from Communication Systems, Inc. (11 March) and select assets of CST Distribution, LLC. (22 December);
Tennessee:
Highline Products (13 January); and
Texas:
Martin Enterprises (29 December).

The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

	2020 $m	2019 $m	2018 $m
ASSETS

Non-current assets

Property, plant and equipment	134	358	3,054

Intangible assets	31	103	68

Equity accounted investments	-	-	1

Total non-current assets	165	461	3,123

Current assets

Inventories	23	65	297

Trade and other receivables (i)	47	73	373

Cash and cash equivalents	-	11	81

Total current assets	70	149	751

LIABILITIES

Trade and other payables	(21)	(82)	(265)

Provisions for liabilities	-	(7)	(96)

Retirement benefit obligations	-	(1)	(133)

Lease liabilities	(12)	(71)	-

Interest-bearing loans and borrowings and finance leases*	-	(10)	(87)

Current income tax liabilities	(1)	10	(18)

Deferred income tax liabilities	-	-	(479)

Total liabilities	(34)	(161)	(1,078)

Total identifiable net assets at fair value	201	449	2,796

Goodwill arising on acquisition (ii)	157	310	1,754

Joint ventures becoming subsidiaries	-	-	(149)

Non-controlling interests**	-	(1)	(55)

Total consideration	358	758	4,346

Consideration satisfied by:

Cash payments	351	738	4,157

Asset exchange	-	-	14

Deferred consideration (stated at net present cost)	4	12	12

Contingent consideration	3	8	115

Profit on step acquisition	-	-	48

Total consideration	358	758	4,346

Net cash outflow arising on acquisition

Cash consideration	351	738	4,157

Less: cash and cash equivalents acquired	-	(11)	(81)

Total outflow in the Consolidated Statement of Cash Flows	351	727	4,076

Notes (i) to (ii) are set out overleaf.

The acquisition balance sheet presented on the previous page reflects the identifiable net assets acquired in respect of acquisitions completed during 2020, together with adjustments to provisional fair values in respect of acquisitions completed during 2019. The measurement period for a number of acquisitions completed in 2019, closed in 2020 with no material adjustments identified.

CRH performs a detailed quantitative and qualitative assessment of each acquisition in order to determine whether it is material for the purposes of separate disclosure under IFRS 3
Business Combinations
. None of the acquisitions completed during the year were considered sufficiently material to warrant separate disclosure of the attributable fair values. The initial assignment of the fair values to identifiable assets acquired and liabilities assumed as disclosed are provisional (principally in respect of property, plant and equipment) in respect of certain acquisitions due to timing of close. The fair value assigned to identifiable assets and liabilities acquired is based on estimates and assumptions made by management at the time of acquisition. CRH may revise its purchase price allocation during the subsequent reporting window as permitted under IFRS 3.

(i)
The gross contractual value of trade and other receivables as at the respective dates of acquisition amounted to $47 million (2019: $74 million; 2018: $379 million). The fair value of these receivables is $47 million (all of which is expected to be recoverable) (2019: $73 million; 2018: $373 million).

(ii)
The principal factor contributing to the recognition of goodwill on acquisitions entered into by the Group is the realisation of cost savings and other synergies with existing entities in the Group which do not qualify for separate recognition as intangible assets. Due to the asset-intensive nature of operations in the Americas Materials and Europe Materials business segments, no significant separately identifiable intangible assets are recognised on business combinations in these segments. $148 million of the goodwill recognised in respect of acquisitions completed in 2020 is expected to be deductible for tax purposes (2019: $184 million; 2018: $330 million).

Acquisition-related costs for continuing operations, which exclude post-acquisition integration costs, amounting to $6 million (2019: $7 million; 2018: $21 million) have been included in operating costs in the Consolidated Income Statement (note 4).

The following table analyses the 17 acquisitions completed in 2020 (2019: 58 acquisitions; 2018: 44 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2020	2019	2018	2020	2019	2018	2020	2019	2018
Continuing operations				$m	$m	$m	$m	$m	$m
Americas Materials	7	27	24	53	35	1,575	163	182	3,957
Europe Materials	4	15	10	-	4	56	7	71	103
Building Products	6	15	8	90	253	87	182	501	248
Total Group from continuing operations	17	57	42	143	292	1,718	352	754	4,308

Discontinued operations
Europe Distribution	-	1	2	-	-	-	-	4	38
Total Group	17	58	44	143	292	1,718	352	758	4,346
Adjustments to provisional fair values of prior year acquisitions				14	18	36	6	-	-
Total				157	310	1,754	358	758	4,346

The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

	2020	2019	2018
Continuing operations	$m	$m	$m
Revenue	103	228	1,420
Profit before tax for the financial year	9	2	171

The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2020 acquisitions $m	CRH Group excluding 2020 acquisitions $m	Consolidated Group including acquisitions $m
Revenue	393	27,484	27,877
Profit before tax for the financial year	32	1,655	1,687

There have been no acquisitions completed subsequent to the balance sheet date which would be individually material to the Group, thereby requiring disclosure under either IFRS 3 or IAS 10
Events after the Balance Sheet Date
. Development updates, giving details of acquisitions which do not require separate disclosure on the grounds of materiality, are published periodically.